Financial Instruments by Balance Sheet Grouping (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Taxes and other current assets	$ 357	[1]	$ 515	[1]
Taxes and other noncurrent assets	1,042	[2]	710	[2]
Other current liabilities	459	[3]	339	[3]
Other noncurrent liabilities	1,306	[4]	545	[4]
Foreign Exchange Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Taxes and other current assets			21
Taxes and other noncurrent assets	17		107
Other current liabilities	104		79
Other noncurrent liabilities	1,300		544
Foreign currency forward-exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Taxes and other current assets	349		494
Other current liabilities	355		257
Interest rate swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Taxes and other current assets	8
Taxes and other noncurrent assets	1,000		603
Other current liabilities			3
Other noncurrent liabilities	$ 14		$ 1

[1]	As of December 31, 2011, derivative instruments at fair value include foreign currency forward-exchange contracts ($349 million) and interest rate swaps ($8 million) and, as of December 31, 2010, include foreign currency forward-exchange contracts ($494 million) and foreign currency swaps ($21 million).
[2]	As of December 31, 2011, derivative instruments at fair value include interest rate swaps ($1.0 billion) and foreign currency swaps ($17 million) and, as of December 31, 2010, include interest rate swaps ($603 million) and foreign currency swaps ($107 million).
[3]	At December 31, 2011, derivative instruments at fair value include foreign currency forward-exchange contracts ($355 million) and foreign currency swaps ($104 million) and, at December 31, 2010, include foreign currency forward-exchange contracts ($257 million), foreign currency swaps ($79 million) and interest rate swaps ($3 million).
[4]	At December 31, 2011, derivative instruments at fair value include foreign currency swaps ($1.3 billion) and interest rate swaps ($14 million) and, at December 31, 2010, include foreign currency swaps ($544 million) and interest rate swaps ($1 million).